Putnam International Value Fund
The fund's portfolio
3/31/21 (Unaudited)

COMMON STOCKS (96.1%)(a)
	Shares	Value
Aerospace and defense (0.7%)
BAE Systems PLC (United Kingdom)	137,249	$955,517

		955,517
Airlines (1.2%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	437,675	1,698,172

		1,698,172
Auto components (1.5%)
Magna International, Inc. (Canada)	23,813	2,097,257

		2,097,257
Automobiles (1.2%)
Yamaha Motor Co., Ltd. (Japan)	70,500	1,742,181

		1,742,181
Banks (14.7%)
AIB Group PLC (Ireland)(NON)	708,124	1,861,795
Australia & New Zealand Banking Group, Ltd. (Australia)	165,820	3,561,114
BNP Paribas SA (France)(NON)	28,336	1,723,953
CaixaBank SA (Spain)	295,756	915,292
DBS Group Holdings, Ltd. (Singapore)	60,800	1,311,573
DNB ASA (Norway)	71,016	1,511,129
Hana Financial Group, Inc. (South Korea)	38,370	1,447,668
ING Groep NV (Netherlands)	362,345	4,432,786
Lloyds Banking Group PLC (United Kingdom)(NON)	1,014,265	594,752
Mizuho Financial Group, Inc. (Japan)	73,920	1,066,055
Skandinaviska Enskilda Banken AB (Sweden)(NON)	30,210	368,223
Sumitomo Mitsui Financial Group, Inc. (Japan)	67,400	2,450,864

		21,245,204
Beverages (1.0%)
Asahi Group Holdings, Ltd. (Japan)	33,700	1,426,966

		1,426,966
Building products (1.1%)
Compagnie De Saint-Gobain (France)(NON)	27,404	1,617,117

		1,617,117
Capital markets (3.6%)
Partners Group Holding AG (Switzerland)	1,115	1,423,906
Quilter PLC (United Kingdom)	798,526	1,759,704
UBS Group AG (Switzerland)(NON)	132,852	2,057,122

		5,240,732
Chemicals (1.1%)
LANXESS AG (Germany)	21,951	1,618,138

		1,618,138
Construction and engineering (2.5%)
Vinci SA (France)	35,382	3,624,782

		3,624,782
Construction materials (1.2%)
CRH PLC (Ireland)	38,290	1,794,760

		1,794,760
Containers and packaging (0.8%)
SIG Combibloc Group AG (Switzerland)	51,554	1,192,372

		1,192,372
Diversified financial services (2.1%)
Eurazeo SA (France)(NON)	20,542	1,563,415
ORIX Corp. (Japan)	89,400	1,513,832

		3,077,247
Diversified telecommunication services (3.3%)
BCE, Inc. (Canada)	28,000	1,263,977
Nippon Telegraph & Telephone Corp. (Japan)	104,700	2,694,667
Telstra Corp., Ltd. (Australia)	323,510	837,300

		4,795,944
Electric utilities (2.3%)
Fortum OYJ (Finland)	53,945	1,439,827
SSE PLC (United Kingdom)	90,024	1,805,757

		3,245,584
Electrical equipment (0.3%)
Siemens Energy AG (Germany)(NON)	10,526	377,845

		377,845
Food and staples retail (2.0%)
Koninklijke Ahold Delhaize NV (Netherlands)	63,533	1,769,497
Seven & i Holdings Co., Ltd. (Japan)	28,100	1,135,584

		2,905,081
Food products (1.2%)
JDE Peet's BV (Netherlands)(NON)	14,373	527,568
Kerry Group PLC Class A (Ireland)	9,766	1,221,991

		1,749,559
Health-care equipment and supplies (1.6%)
Alcon, Inc. (Switzerland)(NON)	7,320	512,551
Hoya Corp. (Japan)	15,800	1,860,937

		2,373,488
Hotels, restaurants, and leisure (1.6%)
Compass Group PLC (United Kingdom)(NON)	50,307	1,013,597
Dalata Hotel Group PLC (Ireland)(NON)	255,664	1,266,728

		2,280,325
Household durables (3.1%)
Panasonic Corp. (Japan)	123,200	1,591,696
Sony Corp. (Japan)	27,300	2,874,184

		4,465,880
Industrial conglomerates (2.5%)
Siemens AG (Germany)	21,905	3,596,319

		3,596,319
Insurance (9.1%)
AIA Group, Ltd. (Hong Kong)	310,400	3,776,172
Allianz SE (Germany)	7,526	1,915,627
AXA SA (France)	94,090	2,525,116
Prudential PLC (United Kingdom)	135,324	2,873,919
QBE Insurance Group, Ltd. (Australia)	284,265	2,087,783

		13,178,617
Machinery (2.4%)
MinebeaMitsumi, Inc. (Japan)	92,600	2,380,844
NSK, Ltd. (Japan)	99,100	1,015,566

		3,396,410
Metals and mining (3.3%)
Anglo American PLC (United Kingdom)	67,112	2,629,897
Rio Tinto PLC (United Kingdom)	28,079	2,148,388

		4,778,285
Multi-utilities (1.6%)
Veolia Environnement SA (France)	91,285	2,340,111

		2,340,111
Oil, gas, and consumable fuels (4.9%)
BP PLC (United Kingdom)	482,270	1,959,001
Ovintiv, Inc.	25,760	614,329
Royal Dutch Shell PLC Class B (United Kingdom)	60,359	1,110,865
Suncor Energy, Inc. (Canada)	88,412	1,848,160
TOTAL SA (France)	34,004	1,586,087

		7,118,442
Personal products (1.1%)
Unilever PLC (United Kingdom)	29,313	1,635,579

		1,635,579
Pharmaceuticals (6.5%)
AstraZeneca PLC (United Kingdom)	21,939	2,191,861
Novartis AG (Switzerland)	50,787	4,340,122
Sanofi (France)	28,496	2,815,404

		9,347,387
Semiconductors and semiconductor equipment (1.9%)
Tokyo Electron, Ltd. (Japan)	6,400	2,740,150

		2,740,150
Specialty retail (1.4%)
Kingfisher PLC (United Kingdom)(NON)	457,182	2,006,152

		2,006,152
Technology hardware, storage, and peripherals (1.9%)
Samsung Electronics Co., Ltd. (South Korea)	36,507	2,636,942

		2,636,942
Tobacco (0.9%)
Imperial Brands PLC (United Kingdom)	62,618	1,287,971

		1,287,971
Trading companies and distributors (7.2%)
Ashtead Group PLC (United Kingdom)	31,774	1,895,382
Ferguson PLC (United Kingdom)	20,421	2,440,248
ITOCHU Corp. (Japan)	89,100	2,896,713
Mitsubishi Corp. (Japan)	107,300	3,045,781

		10,278,124
Transportation infrastructure (0.7%)
Aena SME SA (Spain)(NON)	6,057	982,351

		982,351
Wireless telecommunication services (2.6%)
KDDI Corp. (Japan)	32,800	1,007,856
Vodafone Group PLC (United Kingdom)	1,440,676	2,619,288

		3,627,144

Total common stocks (cost $115,320,189)		$138,474,135

SHORT-TERM INVESTMENTS (3.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.09%(AFF)	Shares	4,096,755	$4,096,755
U.S. Treasury Cash Management Bills 0.010%, 6/29/21(SEGSF)		$300,000	299,993

Total short-term investments (cost $4,396,748)			$4,396,748
TOTAL INVESTMENTS

Total investments (cost $119,716,937)			$142,870,883

	FORWARD CURRENCY CONTRACTS at 3/31/21 (aggregate face value $51,428,349) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/21/21	$925,447	$948,796	$(23,349)
		British Pound	Buy	6/16/21	343,069	347,912	(4,843)
		Canadian Dollar	Sell	4/21/21	2,539,711	2,517,889	(21,822)
		Euro	Buy	6/16/21	940,739	953,270	(12,531)
		Japanese Yen	Sell	5/19/21	659,716	696,132	36,416
	Barclays Bank PLC
		Australian Dollar	Buy	4/21/21	222,949	228,546	(5,597)
		British Pound	Sell	6/16/21	286,535	290,699	4,164
		Euro	Sell	6/16/21	275,997	279,728	3,731
		Hong Kong Dollar	Buy	5/20/21	1,058,484	1,061,627	(3,143)
		Japanese Yen	Buy	5/19/21	339,665	345,385	(5,720)
	Citibank, N.A.
		British Pound	Buy	6/16/21	342,518	347,496	(4,978)
		Canadian Dollar	Sell	4/21/21	575,344	570,527	(4,817)
		Danish Krone	Buy	6/16/21	579,464	596,145	(16,681)
		Euro	Buy	6/16/21	701,033	713,962	(12,929)
		Japanese Yen	Sell	5/19/21	1,190,693	1,256,678	65,985
	Goldman Sachs International
		British Pound	Sell	6/16/21	552,386	556,765	4,379
		Canadian Dollar	Buy	4/21/21	1,565,684	1,552,164	13,520
		Euro	Buy	6/16/21	1,965,334	1,996,922	(31,588)
		Hong Kong Dollar	Sell	5/20/21	322,351	323,303	952
		Japanese Yen	Buy	5/19/21	4,310,998	4,509,524	(198,526)
		South Korean Won	Sell	5/20/21	403,904	404,044	140
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/21/21	1,486,731	1,524,209	(37,478)
		British Pound	Sell	6/16/21	856,156	867,921	11,765
		Canadian Dollar	Sell	4/21/21	52,441	51,988	(453)
		Euro	Buy	6/16/21	3,232,337	3,276,136	(43,799)
		Hong Kong Dollar	Buy	5/20/21	1,087,481	1,089,711	(2,230)
		Japanese Yen	Sell	5/19/21	595,238	628,078	32,840
		Swiss Franc	Buy	6/16/21	143,216	142,509	707
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/21/21	182,385	186,997	(4,612)
		British Pound	Sell	6/16/21	77,770	78,874	1,104
		Canadian Dollar	Sell	4/21/21	1,651,787	1,638,212	(13,575)
		Euro	Buy	6/16/21	1,817,118	1,841,624	(24,506)
		Japanese Yen	Buy	5/19/21	251,733	265,633	(13,900)
		New Zealand Dollar	Buy	4/21/21	339,346	352,744	(13,398)
		Norwegian Krone	Sell	6/16/21	80,610	80,946	336
		Singapore Dollar	Buy	5/19/21	289,781	292,440	(2,659)
		South Korean Won	Sell	5/20/21	3,605,620	3,659,068	53,448
		Swiss Franc	Sell	6/16/21	683,752	704,725	20,973
	Morgan Stanley & Co. International PLC
		British Pound	Sell	6/16/21	505,779	512,683	6,904
		Canadian Dollar	Sell	4/21/21	420,009	415,304	(4,705)
		Euro	Buy	6/16/21	480,705	480,624	81
		Japanese Yen	Buy	5/19/21	227,335	239,142	(11,807)
	NatWest Markets PLC
		Swedish Krona	Buy	6/16/21	1,484,940	1,522,759	(37,819)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/21/21	498,767	511,325	(12,558)
		British Pound	Sell	6/16/21	2,881,479	2,913,345	31,866
		Canadian Dollar	Sell	4/21/21	292,447	289,936	(2,511)
		Euro	Sell	6/16/21	165,716	167,958	2,242
		Hong Kong Dollar	Sell	5/20/21	500,837	502,289	1,452
		Israeli Shekel	Buy	4/21/21	690,050	726,616	(36,566)
		Japanese Yen	Sell	5/19/21	263,308	252,612	(10,696)
	UBS AG
		Australian Dollar	Sell	4/21/21	402,371	404,715	2,344
		Canadian Dollar	Sell	4/21/21	1,158,407	1,149,238	(9,169)
		Euro	Sell	6/16/21	747,541	752,027	4,486
		Hong Kong Dollar	Sell	5/20/21	680,776	682,751	1,975
		Japanese Yen	Buy	5/19/21	1,250,828	1,319,782	(68,954)
	WestPac Banking Corp.
		Australian Dollar	Sell	4/21/21	327,701	341,004	13,303
		British Pound	Sell	6/16/21	671,385	683,903	12,518
		Euro	Buy	6/16/21	375,943	381,007	(5,063)

	Unrealized appreciation						327,631

	Unrealized (depreciation)						(702,982)

	Total						$(375,351)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2020 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $144,133,151.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
	Short-term investments
	Putnam Short Term Investment Fund*	$2,078,067	$13,348,324	$11,329,636	$3,980	$4,096,755

	Total Short-term investments	$2,078,067	$13,348,324	$11,329,636	$3,980	$4,096,755
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $241,976.
	At the close of the reporting period, the fund maintained liquid assets totaling $395,135 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.0%
	United Kingdom	21.6
	France	12.5
	Switzerland	6.7
	Australia	5.7
	Germany	5.3
	Netherlands	4.7
	Ireland	4.3
	Canada	3.6
	United States	3.5
	South Korea	2.9
	Hong Kong	2.6
	Spain	1.3
	Norway	1.1
	Finland	1.0
	Singapore	0.9
	Sweden	0.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for securities sold short, if any) and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $425,900 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$3,883,265	$4,539,823	$—
Consumer discretionary	6,383,734	6,208,061	—
Consumer staples	6,442,606	2,562,550	—
Energy	7,118,442	—	—
Financials	25,526,739	17,215,061	—
Health care	9,859,938	1,860,937	—
Industrials	15,489,561	11,037,076	—
Information technology	—	5,377,092	—
Materials	9,383,555	—	—
Utilities	5,585,695	—	—

Total common stocks	89,673,535	48,800,600	—
Short-term investments	—	4,396,748	—

Totals by level	$89,673,535	$53,197,348	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(375,351)	$—

Totals by level	$—	$(375,351)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$50,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com